STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Jun. 30, 2014
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Share Repurchases under Authorized Programs
	2014		2013		2012
	Amount	Shares (000)	Amount	Shares (000)	Amount	Shares (000)
Open-market purchase programs	$-	-	$-	-	$158	2,429
Evergreen Program	260	3,046	128	1,500	67	990
Total	$260	3,046	$128	1,500	$225	3,419

Schedule of Accumulated Other Comprehensive Net Losses
	Foreign currency translation adjustments	Net unrealized (losses) gains on derivatives	Pension and postretirement benefit adjustments	Total
Balance as of June 30, 2012, net of tax	$(198)	$(33)	$(165)	$(396)
Other comprehensive (loss) income
before reclassifications	(11)	-	31	20
Amounts reclassified from accumulated other
comprehensive net losses	-	3	6	9
Net other comprehensive (loss) income	(11)	3	37	29
Balance as of June 30, 2013, net of tax	$(209)	$(30)	$(128)	$(367)
Other comprehensive losses
before reclassifications	(37)	(9)	(9)	(55)
Amounts reclassified from accumulated other
comprehensive net losses	-	-	5	5
Net other comprehensive losses	(37)	(9)	(4)	(50)
Balance as of June 30, 2014, net of tax	$(246)	$(39)	$(132)	$(417)